Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
 (3)           Acquisitions

ExamWorks operates in a highly fragmented industry and has completed numerous acquisitions since July 14, 2008. A key component of ExamWorks’ acquisition strategy is growth through acquisitions that expand its geographic coverage, that provide new or complementary lines of business, expand its portfolio of services and that increase its market share.

The Company has accounted for all business combinations using the purchase method to record a new cost basis for the assets acquired and liabilities assumed. The Company recorded, based on a preliminary purchase price allocation, intangible assets representing client relationships, tradenames, covenants not to compete, and technology and the excess of purchase price over the estimated fair value of the tangible assets acquired and liabilities assumed and the separately recognized intangible assets has been recorded as goodwill in the accompanying consolidated financial statements. The goodwill is attributable to synergies achieved through the streamlining of operations combined with improved margins attainable through increased market presence. The results of operations are reflected in the consolidated financial statements of the Company from the date of acquisition.

(a)           2008 Acquisitions

On July 14, 2008, ExamWorks completed the acquisitions of CFO Medical Services, Inc., Crossland Medical Review Services, Inc., Southwest Medical Exam Services, Inc., Diagnostic Imaging Institute, Inc., Pacific Billing Services, Inc. and Southwest Medical Exam Services of Louisiana, LLC enabling the Company to provide IME services in the New Jersey, New York and Texas areas.

CFO Medical Services Acquisition

On July 14, 2008, CFO Medical Services, Inc. (“CFO”) merged into a wholly-owned subsidiary of ExamWorks for $13.6 million, comprised of $7.1 million cash consideration including transaction costs of $220,000 less cash acquired of $335,000, and 2,351,004 shares of the Company’s common stock with an estimated fair value of $6.6 million. The CFO acquisition enabled the Company to commence its operations in New Jersey.

Crossland Medical Review Services Acquisition

On July 14, 2008, ExamWorks acquired 100% of the outstanding common stock of Crossland Medical Review Services, Inc. (“Crossland”) for $6.2 million, comprised of $5.7 million cash consideration including transaction costs of $98,000 less cash acquired of $557,000, and 356,211 shares of the Company’s common stock with an estimated fair value of $1.0 million. The Crossland acquisition enabled the Company to expand operations in New York.

Southwest Medical Examination Services Acquisitions

On July 14, 2008, ExamWorks acquired 100% of the outstanding common stock of Southwest Medical Examination Services, Inc., Diagnostic Imaging Institute, Inc., Pacific Billing Services, Inc. and Southwest Medical Exam Services of Louisiana, LLC (collectively known as the “Southwest Medical acquisition”) for $12.2 million, comprised of $9.1 million cash consideration including transactions costs of $171,000 less cash acquired of $260,000, and 1,146,625 shares of the Company’s common stock with an estimated fair value of $3.2 million. The Southwest Medical acquisition enabled the Company to expand operations in Texas.

(b)           2009 Acquisitions

Abeton Acquisition

On December 31, 2009, ExamWorks acquired, in two separate transactions, substantially all of the assets and assumed certain liabilities of Abeton, Inc. and Medical Assurance Group, Inc., both subsidiaries of The Abeton Group (collectively, the “Abeton acquisition”), for aggregate consideration of $9.6 million, comprised of $7.0 million cash consideration, $2.4 million in seller debt, and 153,996 shares of the Company’s common stock with an estimated fair value of $254,000. In conjunction with the Abeton acquisition, the Company incurred transaction costs of $343,000 which are reported in SGA expenses in the accompanying 2009 Consolidated Statement of Operations. The Abeton acquisition enabled the Company to expand its operations in the Pacific Northwest and Southwest regions.

The final allocation of consideration for the Abeton acquisition is summarized as follows (in thousands):

	Preliminary purchase price allocation December 31, 2009	Adjustments/ reclassifications	Final purchase price allocation December 31, 2010
Equipment and leasehold improvements	$124	$—	$124
Customer relationships	3,525	—	3,525
Tradename	1,072	—	1,072
Covenants not to compete	46	—	46
Technology	99	—	99
Goodwill	4,340	13	4,353
Deferred tax asset associated with step-up in book basis	224	—	224
Assets acquired and liabilities assumed, net	224	(86)	138
Totals	$9,654	$(73)	$9,581

In 2010, the Company recorded an adjustment to working capital resulting in a decrease to total consideration paid of $73,000. The goodwill and other intangible assets resulting from the Abeton acquisition are deductible for tax purposes.

Other 2009 Acquisitions

Additionally, in 2009, the Company completed the following individually insignificant acquisitions, as defined in SEC Regulation S-X Rule 3-05, with an aggregate purchase price of $26.2 million, comprised of $19.1 million cash consideration less cash acquired of $443,000, 1,613,998 shares of the Company’s common stock with an estimated fair value of $2.7 million, $2.0 million of seller debt in the form of subordinated unsecured notes payable, $389,000 of deferred payments, and $2.3 million of contingent consideration. In conjunction with the other 2009 acquisitions, the Company incurred transaction costs of $1.2 million, which are reported in SGA expenses in the accompanying 2009 Consolidated Statement of Operations. These acquisitions expanded the Company’s geographic coverage and, to a lesser extent, enhanced its portfolio of services.

Company name	Form of acquisition	Date of acquisition
The Ricwel Corporation	100% of the outstanding common stock	April 17, 2009
Ricwel of West Virginia, LLC	100% of the membership interest	April 17, 2009
Marquis Medical Administrators, Inc.	100% of the outstanding common stock	May 21, 2009
Florida Medical Services, Inc.	100% of the outstanding common stock	May 21, 2009
IME Software Solutions, LLC	100% of the membership interest	July 7, 2009
Benchmark Medical Consultants, Inc.	100% of the outstanding common stock	August 4, 2009
The Evaluation Group, Inc.	Substantially all of the assets and assumed certain liabilities	August 14, 2009
MedNet I.M.S. Inc.	Substantially all of the assets and assumed certain liabilities	December 31, 2009
Qualmed Evaluations, LLC	Substantially all of the assets and assumed certain liabilities	December 31, 2009
IME operations of Physicians’ Practice	Substantially all of the assets and assumed certain liabilities	December 31, 2009

The final allocation of consideration for these acquisitions is summarized as follows (in thousands):

	Preliminary purchase price allocation December 31, 2009	Adjustments/ reclassifications	Final purchase price allocation December 31, 2010
Equipment and leasehold improvements	$258	$—	$258
Customer relationships	10,320	—	10,320
Tradename	3,043	—	3,043
Covenants not to compete	851	—	851
Technology	1,289	—	1,289
Goodwill	9,622	(316)	9,306
Net deferred tax (liability) asset associated with step-up in book basis	(280)	376	96
Assets acquired and liabilities assumed, net	1,008	40	1,048
Totals	$26,111	$100	$26,211

In 2010, the Company recorded an adjustment to working capital for one of the insignificant 2009 acquisitions resulting in an increase to total consideration paid of $100,000. Certain of these transactions contain earnout provisions based upon the achievement of certain revenue targets and profitability targets and payable annually over a two-year or a 4.75 year period. Based on estimates of expected cash payments and the probability of acquired businesses achieving certain results, the Company recorded $2.3 million of contingent consideration in conjunction with the preliminary purchase price allocation. The contingent consideration includes seller debt in the form of subordinated unsecured notes payable with an estimated fair value of $1.1 million, 355,584 shares of the Company’s common stock with an estimated fair value of $572,000, and deferred payments with an estimated fair value of $618,000. The seller debt and the shares of the Company’s stock are subject to clawback provisions in the event that certain revenue targets are not achieved over the earnout period. The deferred payments are payable annually over a two–year period, 50% payable in cash and 50% payable with the Company’s common stock. The fair value of the deferred payments are adjusted quarterly based primarily on the movement in the fair value of the Company’s common stock to be issued with the change being recorded as other (income) expense in the accompanying Consolidated Statements of Operations. For the years ended December 31, 2009 and 2010, the Company recorded additional contingent consideration of $300,000 and $2.3 million, respectively, resulting primarily from the change in the value of the earnout as other expense, and for the year ended December 31, 2011 the Company recorded a reduction to contingent consideration of $1.4 million, of which $1.2 million was recorded as other income and $221,000 was recorded in SGA expenses, in the accompanying Consolidated Statements of Operations. Goodwill of $5.2 million and other intangible assets of $9.9 million are deductible for tax purposes.

(c)           2010 Acquisitions

Metro Medical Acquisition

On March 26, 2010, ExamWorks acquired substantially all of the assets and assumed certain liabilities of Metro Medical Services, LLC (“Metro Medical”) for aggregate consideration of $13.5 million, comprised of $13.0 million cash consideration less cash acquired of $722,000 and 589,930 shares of the Company’s common stock with an estimated fair value of $1.3 million. In conjunction with the Metro Medical acquisition, the Company incurred transaction costs of $101,000 which are reported in SGA expenses in the accompanying 2010 Consolidated Statement of Operations. The Metro Medical acquisition enabled the Company to further expand its operations in the northeastern region of the United States.

The final allocation of consideration for the Metro Medical acquisition is summarized as follows (in thousands):

	Preliminary purchase price allocation December 31, 2010	Adjustments/ reclassifications	Final purchase price allocation December 31, 2011
Equipment and leasehold improvements	$186	$—	$186
Customer relationships	4,715	—	4,715
Tradename	1,458	—	1,458
Covenants not to compete	66	—	66
Technology	100	—	100
Goodwill	5,601	—	5,601
Deferred tax asset associated with step-up in book basis	680	—	680
Assets acquired and liabilities assumed, net	682	—	682
Totals	$13,488	$—	$13,488

In 2011, the Company finalized the purchase price allocation with no adjustments. The goodwill and other intangible assets resulting from the Metro Medical acquisition are deductible for tax purposes.

Direct IME Acquisition

On June 30, 2010, ExamWorks acquired substantially all of the assets and assumed certain liabilities of Direct IME, A Partnership (“Direct IME”), for aggregate consideration of $13.6 million, comprised of $11.9 million cash consideration less cash acquired of $50,000, 507,606 shares of the Company’s common stock with an estimated fair value of $1.4 million and $351,000 of contingent consideration. The acquisition agreement contains a clawback provision whereby certain revenue and profitability targets must be met for a period of two years. At the time of closing, the Company expected Direct IME to achieve the targeted levels. Additionally, the acquisition agreement contains contingent consideration in the form of an earnout provision based upon the achievement of certain revenue and profitability targets. Any contingent consideration is payable at the end of a two-year period. The fair value of the contingent consideration is adjusted quarterly based primarily on variations in the expected performance of the acquired businesses with the change being recorded as other (income) expense in the accompanying Consolidated Statements of Operations. For the year ended December 31, 2010, the Company recorded additional contingent consideration of $210,000 resulting primarily from the change in the value of the earnout as other expense in the accompanying Consolidated Statements of Operations.  In the third quarter of 2011, the Company and the sellers of Direct IME agreed to terminate the clawback and earnout provisions in the acquisition agreement.  As a result, the Company recorded a reduction to contingent consideration of approximately $600,000 in SGA expense in the accompanying Consolidated Statement of Operations. In conjunction with the Direct IME acquisition, the Company incurred transaction costs of $194,000 which are reported in SGA expenses in the accompanying 2010 Consolidated Statement of Operations. The Direct IME acquisition enabled the Company to expand operations into the Canadian market.

The final allocation of consideration for the Direct IME acquisition is summarized as follows (in thousands):

	Preliminary purchase price allocation December 31, 2010	Adjustments/ reclassifications	Final purchase price allocation December 31, 2011
Equipment and leasehold improvements	$34	$—	$34
Customer relationships	5,416	—	5,416
Tradename	720	—	720
Covenants not to compete	33	—	33
Technology	48	—	48
Goodwill	5,708	—	5,708
Deferred tax asset associated with step-up in book basis	815	—	815
Assets acquired and liabilities assumed, net	855	—	855
Totals	$13,629	$—	$13,629

In 2011, the Company finalized the purchase price allocation with no adjustments. The goodwill and other intangible assets resulting from the Direct IME acquisition are deductible for tax purposes.

Verity Acquisition

On August 6, 2010, ExamWorks acquired substantially all of the assets and assumed certain liabilities of Verity Medical, Inc. (“Verity Medical”), for cash consideration of $14.0 million. In conjunction with the Verity Medical acquisition, the Company incurred transaction costs of $138,000 which are reported in SGA expenses in the accompanying 2010 Consolidated Statement of Operations. The Verity Medical acquisition enabled the Company to further expand its operations in the midwestern region of the United States.

The final allocation of consideration for the Verity Medical acquisition is summarized as follows (in thousands):

	Preliminary purchase price allocation December 31, 2010	Adjustments/ reclassifications	Final purchase price allocation December 31, 2011
Equipment and leasehold improvements	$46	$—	$46
Customer relationships	6,063	—	6,063
Tradename	1,036	—	1,036
Covenants not to compete	51	—	51
Technology	83	—	83
Goodwill	6,160	14	6,174
Deferred tax asset associated with step-up in book basis	12	8	20
Assets acquired and liabilities assumed, net	540	(22)	518
Totals	$13,991	$—	$13,991

In 2011, the Company finalized the purchase price allocation with limited adjustments. The goodwill and other intangible assets resulting from the Verity Medical acquisition are deductible for tax purposes.

UK Independent Medical Acquisition

On September 7, 2010, ExamWorks acquired 100% of the outstanding common stock of UK Independent Medical Systems (“UKIM”) for aggregate consideration of $16.0 million, comprised of $14.5 million cash consideration and 253,003 shares of the Company’s common stock with an estimated fair value of $1.5 million. In conjunction with the UKIM acquisition, the Company incurred transaction costs of $447,000 which are reported in SGA expenses in the accompanying 2010 Consolidated Statement of Operations. The UKIM acquisition enabled the Company to expand operations into the UK market.

The final allocation of consideration for the UKIM acquisition is summarized as follows (in thousands):

	Preliminary purchase price allocation December 31, 2010	Adjustments/ reclassifications	Final purchase price allocation December 31, 2011
Equipment and leasehold improvements	$152	$—	$152
Customer relationships	3,238	—	3,238
Tradename	1,704	—	1,704
Covenants not to compete	107	—	107
Technology	5	—	5
Goodwill	2,895	1,487	4,382
Deferred tax asset associated with step-up in book basis	1,163	826	1,989
Assets acquired and liabilities assumed, net	6,358	(1,940)	4,418
Totals	$15,622	$373	$15,995

In 2011, the Company finalized the purchase price allocation and recorded an adjustment to working capital resulting in an increase to total consideration paid of $373,000. Other adjustments to the purchase price allocation in 2011 relate primarily to a decrease in fair value of acquired account receivable. The goodwill and other intangible assets resulting from the UKIM acquisition are deductible for U.S. federal income tax purposes.

Other 2010 Acquisitions

Additionally, in 2010, the Company completed the following individually insignificant acquisitions, as defined in SEC Regulation S-X Rule 3-05, with an aggregate purchase price of $70.2 million, comprised of $62.8 million cash consideration less cash acquired of $1.0 million, 1,685,312 shares of the Company’s common stock with an estimated fair value of $5.9 million, $1.7 million of seller debt in the form of subordinated unsecured notes payable, and $786,000 of contingent consideration. A portion of this debt may be settled, at the election of the seller, with 135,282 shares of the Company’s common stock. In conjunction with the other 2010 acquisitions, the Company incurred transaction costs of $1.2 million, which are reported in SGA expenses in the accompanying 2010 Consolidated Statement of Operations. These acquisitions expanded the geographic coverage and, to a lesser extent, enhanced the service offering of the Company.

Company name	Form of acquisition	Date of acquisition
American Medical Bill Review, Inc. (AMBR)	Substantially all of the assets and assumed certain liabilities	March 15, 2010
Medical Evaluations, Inc. (MEI)	Substantially all of the assets and assumed certain liabilities	March 15, 2010
401 Diagnostics, Inc.	Substantially all of the assets and assumed certain liabilities	June 30, 2010
Independent Medical Services Corporation	Substantially all of the assets and assumed certain liabilities	June 30, 2010
Network Medical Review Co. Ltd.	100% of the outstanding common stock	June 30, 2010
SOMA Medical Assessments, Inc.	Substantially all of the assets and assumed certain liabilities	June 30, 2010
Exigere Corporation	100% of the outstanding common stock	August 6, 2010
Health Cost Management, LLC	Substantially all of the assets and assumed certain liabilities	September 1, 2010
BME Gateway, Inc.	Substantially all of the assets and assumed certain liabilities	October 1, 2010
Royal Medical Consultants, Inc.	Substantially all of the assets and assumed certain liabilities	December 20, 2010

The final allocation of consideration for these acquisitions is summarized as follows (in thousands):

	Preliminary purchase price allocation December 31, 2010	Adjustments/ reclassifications	Final purchase price allocation December 31, 2011
Equipment and leasehold improvements	$792	$—	$792
Customer relationships	24,814	—	24,814
Tradename	5,984	—	5,984
Covenants not to compete	242	—	242
Technology	1,219	—	1,219
Goodwill	37,513	298	37,811
Net deferred tax liability associated with step-up in book basis	(2,540)	212	(2,328)
Assets acquired and liabilities assumed, net	2,294	(598)	1,696
Totals	$70,318	$(88)	$70,230

In 2011, the Company recorded adjustments to working capital resulting in a decrease to total consideration paid of $88,000. The SOMA Medical Assessments Inc. (“SOMA”) acquisition agreement contains a clawback provision whereby certain revenue and profitability targets must be met for a period of two years. At the time of closing, the Company expected SOMA to achieve the targeted levels. Additionally, the SOMA agreement contains contingent consideration in the form of an earnout provision based upon the achievement of certain revenue and profitability targets. At the date of the SOMA acquisition, the Company recorded $536,000 as the estimate of the fair value of the contingent consideration related to this acquisition. Any contingent consideration is payable at the end of a two-year period. The fair value of the contingent consideration is adjusted quarterly based primarily on variations in the expected performance of the acquired businesses with the change being recorded as other (income) expense in the accompanying Consolidated Statements of Operations. For the year ended December 31, 2010, the Company recorded additional contingent consideration of $714,000 resulting primarily from the change in the value of the earnout as other expense in the accompanying Consolidated Statements of Operations.  In the third quarter of 2011, the Company and the sellers of SOMA agreed to terminate the clawback and earnout provisions in the acquisition agreement.  As a result, the Company recorded a reduction to contingent consideration of approximately $1.3 million in SGA expense in the accompanying Consolidated Statement of Operations. Goodwill of $24.0 million and other intangible assets of $21.7 million are deductible for tax purposes.

(d)           2011 Acquisitions

MES Group Acquisition

On February 28, 2011, the Company completed the acquisition of 100% of the outstanding stock of MES Group, Inc. (“MES”) for aggregate consideration of $215.0 million, comprised of $175.0 million cash consideration, 1,424,501 shares of Company common stock with a fair value of approximately $30.0 million  (using a value of  $21.07 per share, the closing price of the Company’s common stock on February 28, 2011), and $10.0 million of assumed indebtedness under MES’ credit facility, which was paid off at closing. In conjunction with the MES acquisition, the Company incurred transaction costs of $2.0 million, of which $1.5 million and $535,000 were incurred in the years ended December 31, 2010 and 2011, respectively, and are reported in SGA expenses in the Company’s accompanying Consolidated Statements of Operations. The MES acquisition broadens the Company’s product portfolio, customer base and increases the Company’s market share in the U.S.

The preliminary allocation of consideration for the MES acquisition is summarized as follows (in thousands):

Preliminary purchase price allocation December 31, 2011
Building, equipment and leasehold improvements	$1,800
Customer relationships	38,190
Tradename	17,426
Covenants not to compete	511
Technology	762
Goodwill	159,988
Net deferred tax liability associated with step-up in book basis	(18,244)
Assets acquired and liabilities assumed, net	14,581
Totals	$215,014

The goodwill and other intangible assets resulting from the MES acquisition are not expected to be deductible for tax purposes. The Company believes that information gathered to date provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed, but the Company is waiting for additional information necessary to finalize those fair values, principally as it relates to the valuation of acquired accounts receivable and income tax matters. Thus, the provisional measurements of fair value set forth above are subject to change.  As the adjustments to the preliminary purchase price allocation are not deemed material to the consolidated financial statements, the Company has not reflected the adjustments retroactively as of the acquisition date.  The Company expects to complete the purchase price allocation as soon as practicable but no later than one year from the acquisition date.  The MES acquisition contributed $120.3 million in revenues and $9.3 million in operating income for the year ended December 31, 2011.

Premex Group Acquisition

On May 10, 2011, the Company completed the acquisition of 100% of the outstanding share capital of Premex Group Limited (“Premex”) for aggregate consideration of $108.4 million, comprised of $66.5 million cash consideration, 661,610 shares of Company common stock with a fair value of approximately $15.1 million (using a value of $22.85 per share, the closing price of the Company’s common stock on May 10, 2011) and $26.8 million of assumed indebtedness under Premex’s receivables facility, which was paid off at closing. In conjunction with the Premex acquisition, the Company incurred transaction costs of $646,000 during the year ended December 31, 2011 and are reported in SGA expenses in the Company’s accompanying Consolidated Statements of Operations. The Premex acquisition increases the Company’s market share in the U.K. and broadens the Company’s product portfolio and customer base in the U.K.

The preliminary allocation of consideration for the Premex acquisition is summarized as follows (in thousands):

Preliminary purchase price allocation December 31, 2011
Equipment and leasehold improvements	$650
Customer relationships	32,886
Tradename	10,602
Covenants not to compete	109
Technology	2,356
Goodwill	28,131
Deferred tax asset associated with step-up in book basis	603
Assets acquired and liabilities assumed, net	33,019
Totals	$108,356

The goodwill and other intangible assets resulting from the Premex acquisition are expected to be deductible for tax purposes. The Company believes that information gathered to date provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed, but the Company is waiting for additional information necessary to finalize those fair values, principally as it relates to the valuation of acquired accounts receivables and income tax matters. Thus, the provisional measurements of fair value set forth above are subject to change.  As the adjustments to the preliminary purchase price allocation are not deemed material to the consolidated financial statements, the Company has not reflected the adjustments retroactively as of the acquisition date. The Company expects to complete the purchase price allocation as soon as practicable but no later than one year from the acquisition date.  The Premex acquisition contributed $59.2 million in revenues and $2.6 million in operating income for the year ended December 31, 2011.

Other 2011 Acquisitions

Additionally, in 2011, the Company completed the following individually insignificant acquisitions, as defined in SEC Regulation S-X Rule 3-05, with an aggregate purchase price of $46.1 million, comprised of $44.6 million cash consideration less cash acquired of $564,000, and 214,926 shares of the Company’s common stock with an estimated fair value of $2.0 million. In conjunction with the other 2011 acquisitions, the Company incurred transaction costs of $604,000, of which $42,000 and $562,000 were incurred in the years ended December 31, 2010 and 2011, respectively, and are reported in SGA expenses in the Company’s Consolidated Statements of Operations. These acquisitions expanded the geographic coverage and, to a lesser extent, enhanced the service offering of the Company.

Company name	Form of acquisition	Date of acquisition
National IME Centres Inc.	100% of the outstanding common stock	February 18, 2011
MLS Group of Companies, Inc.	100% of the outstanding common stock	September 28, 2011
Medicolegal Services, Inc.	Substantially all of the assets and assumed certain liabilities	September 28, 2011
North York Rehabilitation Centre Inc.	Substantially all of the assets and assumed certain liabilities	October 3, 2011
Capital Vocational Specialists Inc.	Substantially all of the assets and assumed certain liabilities	October 3, 2011
Matrix Health Management Inc.	Substantially all of the assets and assumed certain liabilities	October 24, 2011
Bronshvag	Substantially all of the assets and assumed certain liabilities	October 27, 2011

The preliminary allocation of consideration for these acquisitions is summarized as follows (in thousands):

Preliminary purchase price allocation December 31, 2011
Equipment and leasehold improvements	$213
Customer relationships	18,577
Tradename	2,989
Covenants not to compete	197
Technology	334
Goodwill	21,500
Net deferred tax liability associated with step-up in book basis	(356)
Assets acquired and liabilities assumed, net	2,598
Totals	$46,052

Goodwill of $19.9 million and other intangible assets of $20.1 million are expected to be deductible for tax purposes. The Company believes that information gathered to date provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed but the Company is waiting for additional information necessary to finalize those fair values. Thus, the provisional measurements of fair value set forth above are subject to change.  Such changes are not expected to be significant.  The Company expects to complete the purchase price allocation as soon as practicable but no later than one year from the acquisition date.  The other 2011 acquisitions contributed $10.6 million in revenues and $270,000 in operating income for the year ended December 31, 2011.

(e)           Pro forma Financial Information

The following unaudited pro forma results of operations for the years ended December 31, 2010 and 2011 assumes that the 2010 and 2011 acquisitions were completed on January 1, 2010.

For the years ended December 31, 2010 and 2011, the pro forma results include adjustments to reflect additional interest expense of $18.4 million and $6.0 million, respectively, associated with the funding of the acquisitions assuming that acquisition related debt was incurred on January 1, 2010.  In addition, incremental depreciation and amortization expense was recorded as if the acquisitions had occurred on January 1, 2010 and amounted to $33.4 million and $10.0 million for the years ended December 31, 2010 and 2011, respectively.  Finally, adjustments of $28.8 million and $12.4 million were made to SGA expenses for the years ended December 31, 2010 and 2011, respectively, principally related to certain salary and other personal  expenses attributable to the previous owners of the acquired businesses.  These adjustments represent contractual reductions and are considered to be non-recurring and are not expected to have a continuing impact on the operations of the Company.

	Years ended December 31,
	2010	2011
Pro forma revenues	$485,739	$483,203
Pro forma net loss	(3,192)	(6,594)

Pro forma net loss per share:
Basic and diluted	$(0.14)	$(0.19)

The pro forma financial information presented above is not necessarily indicative of either the results of operations that would have occurred had the acquisitions been effective as of January 1 of the respective years or of future operations of the Company.